F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)
FIDELITY CANADA FUND

CAN-profile-1098

[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity (registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

[Item Code number]

(Fidelity Logo Graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109


Investment Summary
INVESTMENT OBJECTIVE. Canada Fund seeks growth of capital over the long term.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in securities of issuers that have their principal activities in Canada or are registered in Canadian markets.
(small solid bullet) Also, investing in securities of U.S. issuers. (small solid bullet) Investing primarily in common stocks.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
(small solid bullet) GEOGRAPHIC CONCENTRATION IN CANADA. The Canadian economy is significantly affected by the U.S. economy and the price of natural resources.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS
The returns in the chart do not include the effect of Canada Fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

CANADA FUND

CALENDAR YEARS       1988  1989  1990  1991  1992  1993  1994  1995  1996  1997

                        %  %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR CANADA FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING ____, 19__) AND THE
LOWEST RETURN FOR A QUARTER WAS
__% (QUARTER ENDING ____, 19__).

AVERAGE ANNUAL RETURNS
The returns in the table include the effect of Canada Fund's front-end sales charge.

FOR THE PERIODS ENDED [DATE OF MOST RECENT CALENDAR QUARTER END]  PAST 1  PAST 5  PAST 10
                                                                  YEAR    YEARS   YEARS

CANADA FUND                                                        %       %       %

TORONTO STOCK EXCHANGE INDEX                                       %       %       %


[If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.]
Toronto Stock Exchange (TSE) 300 is a market capitalization-weighted index of 300 stocks traded in the Canadian market.

Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided are [based on historical expenses/higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses] during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR)
MAXIMUM SALES CHARGE (LOAD) ON PURCHASES (AS A % OF OFFERING PRICE)  3.00%X

SALES CHARGE (LOAD) ON                                               NONE
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                          NONE

REDEMPTION FEE (SHORT-TERM TRADING FEE)                              1.50%
ON SHARES HELD LESS THAN 90 DAYS
(AS A % OF AMOUNT REDEEMED)

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)           $12.00

XLower sales charges may be available for accounts over $250,000.

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                         %

DISTRIBUTION (12B-1) FEE               NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSES   %

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __%.]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:


1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold with a maximum 3.00% sales charge.
The fund's sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement accounts.

                    SALES CHARGE

RANGES              AS A % OF OFFERING PRICE

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 OR MORE  NONE

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
In addition, when you sell your shares, you will pay a 1.50% SHORT-TERM TRADING FEE if you have held your shares for less than 90 days.

Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.

Fund Management
FMR is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. (small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. Currently, FIIA (U.K.) L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
Bob Haber is Vice President and manager of Canada Fund, which he has managed since July 1998. Previously, he managed several other Fidelity funds. Mr. Haber joined Fidelity in 1985. Currently, he is chief investment officer for Fidelity Investments Canada Limited.
Stephen Binder is associate manager of Canada, which he has managed since July 1998. Previously, he managed other Fidelity funds. Since joining Fidelity in 1989, Mr. Binder has worked as an analyst and manager.

Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress (registered trademark)(an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Investments and TouchTone Xpress are registered trademarks of FMR Corp.



F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY DIVERSIFIED INTERNATIONAL FUND

DIF-profile-1098

[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity (registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

[Insert item Code number]

(Fidelity logo graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109


INVESTMENT SUMMARY
INVESTMENT OBJECTIVE. Diversified International seeks capital growth. PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in foreign securities.
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
(small solid bullet) Using computer-aided, quantitative analysis of historical earnings, dividend yield, earnings per share and other factors supported by fundamental research to select investments. PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
(small solid bullet) QUANTITATIVE INVESTING. Securities selected using quantitative analysis can perform differently than the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time.
Returns are based on past results and are not an indication of future performance.

 YEAR-BY-YEAR RETURNS

DIVERSIFIED INTERNATIONAL

CALENDAR YEARS              1992  1993  1994  1995  1996  1997

                            %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 0.0
ROW: 9, COL: 1, VALUE: 0.0
ROW: 10, COL: 1, VALUE: 0.0
DURING THE PERIODS SHOWN IN THE CHART FOR DIVERSIFIED INTERNATIONAL, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]) AND THE LOWEST
RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER],
[YEAR]).

AVERAGE ANNUAL RETURNS

FOR THE PERIODS ENDED [DATE OF MOST RECENT CALENDAR QUARTER END]  PAST 1  PAST 5  LIFE OF FUND
                                                                  YEAR    YEARS

DIVERSIFIED INTERNATIONAL                                          %       %       %A,[B]

MORGAN STANLEY CAPITAL INTERNATIONAL GDP-WEIGHTED EAFE INDEX       %       %       %A

LIPPER INTERNATIONAL FUNDS AVERAGE                                 %       %       %


A FROM JANUARY 1, 1992.
[B IF FMR HAD NOT REIMBURSED CERTAIN FUND EXPENSES DURING THESE
PERIODS, TOTAL RETURNS WOULD HAVE BEEN LOWER.]

Morgan Stanley Capital International Europe, Australasia, Far East
(EAFE) Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. The index may be compiled in two ways: a market capitalization-weighted (cap-weighted) and a gross domestic product-weighted (GDP-weighted) version. As of _______, the cap-weighted index included over ____ equity securities of companies domiciled in ___ countries, and the GDP-weighted index included over ____ equity securities of companies domiciled in ___ countries.
Lipper International Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided below are [based on historical expenses/higher than the expenses actually paid the fund as the result of [the payment or reduction of certain expenses]] during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR)
SALES CHARGE (LOAD) ON PURCHASES                            NONE
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                 NONE

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)  $12.00

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                         %

DISTRIBUTION (12B-1) FEE               NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSES   %

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __% .]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold without a sales charge.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.

Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.

Fund Management
Fidelity Management & Research Company (FMR) is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. [Currently, FMR U.K. is primarily responsible for choosing investments for the fund../ Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. [Currently, FMR Far East is primarily responsible for choosing investments for the fund../ Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. [Currently, FIIA is primarily responsible for choosing investments for the fund../Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. [Currently, FIIA (U.K.) L is primarily responsible for choosing investments for the fund. / Currently, FIIA (U.K.) L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ) serves as a sub-adviser for the fund. [Currently, FIJ is primarily responsible for choosing investments for the fund./Currently, FIJ provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
Greg Fraser is Vice President and manager of Diversified International, which he has managed since December 1991. Previously, he managed other Fidelity funds. Mr. Fraser joined Fidelity in 1986.

Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design, and TouchTone Xpress are registered trademarks of FMR Corp.
The third party marks appearing above are the marks of their respectived owners.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY EMERGING MARKETS FUND

EMF-profile-1098


[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity (registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

[Item Code number]

(Fidelity Logo Graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109


Investment Summary
INVESTMENT OBJECTIVE. Emerging Markets Fund seeks capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in securities of emerging markets issuers.
(small solid bullet) Emphasizing countries with relatively low gross national product per capita compared to the world's major economies and countries with the potential for rapid economic growth.
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Allocating investments across countries considering the size of the market in each country relative to the size of the markets in countries considered emerging markets as a whole.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile. (small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the changes in the fund 's performance from year to year and compares the fund 's performance to the performance of a market index and similar funds over various periods of time. Prior to February 19, 1993, the fund operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies. Returns are based on past results and are not an indication of future performance.

 YEAR-BY-YEAR RETURNS
The returns in the chart do not include the effect of Emerging Market Fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

EMERGING MARKETS FUND

CALENDAR YEARS         1991  1992  1993  1994  1995  1996  1997

                       %     %     %     %     %     %     %


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR EMERGING MARKETS FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING _____, 19__) AND THE LOWEST RETURN FOR A
QUARTER WAS __% (QUARTER ENDING _____, 19__).

AVERAGE ANNUAL RETURNS
The returns in the table include the effect of Emerging Markets Fund's front-end sales charge.

FOR THE PERIODS ENDED [DATE OF MOST RECENT CALENDAR QUARTER END]  PAST 1  PAST 5  LIFE OF FUNDX
                                                                  YEAR    YEARS

EMERGING MARKETS FUND                                              %       %       %

MSCI EMERGING MARKETS FREE INDEX                                   %       %       %

LIPPER EMERGING MARKETS FUNDS AVERAGE                              %       %       %


x From January 1, 1991.

[If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.]
Morgan Stanley Capital International Emerging Markets Free Index is a market capitalization-weighted index that is designed to represent the performance of emerging stock markets throughout the world. As of September 30, 1998, the index included over ___ equity securities of companies domiciled in ___ countries.
Lipper Emerging Markets Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided are [based on historical expenses/higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses] during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR)
MAXIMUM SALES CHARGE (LOAD) ON PURCHASES (AS A % OF OFFERING PRICE)  3.00%X

SALES CHARGE (LOAD) ON                                               NONE
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                          NONE

REDEMPTION FEE (SHORT-TERM TRADING FEE)                              1.50%
ON SHARES HELD LESS THAN 90 DAYS
(AS A % OF AMOUNT REDEEMED)

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)           $12.00

XLower sales charges may be available for accounts over $250,000.

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                         %

DISTRIBUTION (12B-1) FEE               NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSES   %

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __%.]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:


1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold with a maximum 3.00% sales charge.
The fund's sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement accounts.

                    SALES CHARGE

RANGES              AS A % OF OFFERING PRICE

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 OR MORE  NONE

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
In addition, when you sell your shares, you will pay a 1.50% SHORT-TERM TRADING FEE if you have held your shares for less than 90 days.

Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.

Fund Management
FMR is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. (small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. Currently, FIIA (U.K.) L is primarily responsible for choosing investments for the fund.
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ) serves as a sub-adviser for the fund. Currently, FIJ provides investment research and advise on issuers based outside the United States and may also provide investment advisory services for the fund.
David Stewart is manager of Emerging Markets, which he has managed since November 1997. Since joining Fidelity in 1994, Mr. Stewart has worked as an analyst, portfolio manager and director for Fidelity International Limited. Previously, he was an analyst with James Capel, in London and Japan, from 1986 to 1994.

Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress(registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Investments and TouchTone Xpress are registered trademarks of FMR Corp.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY EUROPE FUND

EUR-profile-1098


[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity (registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

[Item Code number]

(Fidelity Logo Graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

Investment Summary
INVESTMENT OBJECTIVE. Europe Fund seeks growth of capital over the long-term.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in securities of issuers that have their principal activities in Europe. (small solid bullet) Investing primarily in common stocks.
(small solid bullet) Allocating investments across countries considering the size of the market in each country relative to the size of the markets in Europe as a whole.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile. (small solid bullet) GEOGRAPHIC CONCENTRATION IN EUROPE. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the European Economic and Monetary Union.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the changes in the fund 's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS
The returns in the chart do not include the effect of Europe Fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

EUROPE FUND

CALENDAR YEARS  1988  1989  1990  1991  1992  1993  1994  1995  1996  1997

                %     %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR EUROPE FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING _____, 19__) AND THE
LOWEST RETURN FOR A QUARTER WAS
__% (QUARTER ENDING _____, 19__).

AVERAGE ANNUAL RETURNS
The returns in the table include the effect of Europe Fund's front-end sales charge.

FOR THE PERIODS ENDED [DATE OF MOST RECENT CALENDAR QUARTER END]  PAST 1  PAST 5  PAST 10
                                                                  YEAR    YEARS   YEARS

EUROPE FUND                                                        %       %       %

MSCI EUROPE INDEX                                                  %       %       %

LIPPER EUROPEAN REGION FUNDS AVERAGE                               %       %       %


[If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.]
Morgan Stanley Capital International Europe Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets in Europe. As of September 30, 1998, the index included over ____ equity securities of companies domiciled in ____ European countries.
Lipper European Region Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided are [based on historical expenses/higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses] during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR)
MAXIMUM SALES CHARGE (LOAD) ON PURCHASES (AS A % OF OFFERING PRICE)  3.00%X

SALES CHARGE (LOAD) ON                                               NONE
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                          NONE

REDEMPTION FEE (SHORT-TERM TRADING FEE)                              1.00%
ON SHARES HELD LESS THAN 90 DAYS DAYS
(AS A % OF AMOUNT REDEEMED)

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)           $12.00

XLower sales charges may be available for accounts over $250,000.

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                         %

DISTRIBUTION (12B-1) FEE               NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSES   %

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __%.]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:


1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold with a maximum 3.00% sales charge.
The fund's sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement accounts.

                    SALES CHARGE

RANGES              AS A % OF OFFERING PRICE

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 OR MORE  NONE

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
In addition, when you sell your shares, you will pay a 1.00% SHORT-TERM TRADING FEE if you have held your shares for less than 90 days.

Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.

Fund Management
FMR is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. (small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L)serves as sub-adviser for the fund. Currently, FIIA (U.K.) L is primarily responsible for choosing investments for the fund.
Thierry Serero is manager of Europe Fund, which he has managed since October 1998. Previously, he managed other portfolios for Fidelity International Limited (FIL). Since joining Fidelity in 1991, he has worked as a portfolio assistant, analyst and manager.

Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress(registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Investments and TouchTone Xpress are registered trademarks of FMR Corp.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY EUROPE CAPITAL APPRECIATION FUND

ECA-profile-1098


[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity (registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

[Item Code number]

(Fidelity Logo Graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

Investment Summary
INVESTMENT OBJECTIVE. Europe Capital Appreciation Fund seeks long-term capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in securities of issuers that have their principal activities in Europe. (small solid bullet) Investing primarily in common stocks.
(small solid bullet) Allocating investments across countries considering the size of the market in each country relative to the size of the markets in Europe as a whole.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile. (small solid bullet) GEOGRAPHIC CONCENTRATION IN EUROPE. Both developed and emerging market countries in Europe will be significantly affected by the tight fiscal and monetary controls required to join the European Economic and Monetary Union.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund 's performance to the performance of a market index and similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS
The returns in the chart do not include the effect of Europe Capital Appreciation Fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

EUROPE CAPITAL APPRECIATION FUND

CALENDAR YEARS                                                  1994  1995  1996  1997

                                                                %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR EUROPE CAPITAL APPRECIATION FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING _____, 19__) AND THE LOWEST RETURN
FOR A QUARTER WAS __% (QUARTER ENDING _____, 19__).

AVERAGE ANNUAL RETURNS
The returns in the table include the effect of Europe Capital
Appreciation Fund's front-end sales charge.

FOR THE PERIODS ENDED [DATE OF MOST RECENT CALENDAR QUARTER END]   PAST 1  PAST 5  LIFE OF FUNDX
                                                                   YEAR    YEARS

EUROPE CAPITAL APPRECIATION FUND                                    %       %       %

MSCI EUROPE INDEX                                                   %       %       %

LIPPER EUROPEAN REGION FUNDS AVERAGE                                %       %       %


x From January 1, 1994.

[If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.]
Morgan Stanley Capital International Europe Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets in Europe. As of September 30, 1998, the index included over ____ equity securities of companies domiciled in ____ European countries.
Lipper European Region Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided are [based on historical expenses/higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses] during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR)
MAXIMUM SALES CHARGE (LOAD) ON PURCHASES (AS A % OF OFFERING PRICE)  3.00%X

SALES CHARGE (LOAD) ON                                               NONE
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                          NONE

REDEMPTION FEE (SHORT-TERM TRADING FEE)                              1.00%
ON SHARES HELD LESS THAN 90 DAYS
(AS A % OF AMOUNT REDEEMED)

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)           $12.00

XLower sales charges may be available for accounts over $250,000.

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                         %

DISTRIBUTION (12B-1) FEE               NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSES   %

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __%.]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:


1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold with a maximum 3.00% sales charge.
The fund's sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement accounts.

                    SALES CHARGE

RANGES              AS A % OF OFFERING PRICE

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 OR MORE  NONE

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
In addition, when you sell your shares, you will pay a 1.00% SHORT-TERM TRADING FEE if you have held your shares for less than 90 days.

Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.

Fund Management
FMR is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. (small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. Currently, FIIA (U.K.) L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
Kevin McCarey is Vice President and manager of Europe Capital Appreciation, which he has managed since December 1993. He also manages another Fidelity fund. Since joining Fidelity in 1985, Mr. McCarey has worked as an analyst and manager.

Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress(registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Investments and TouchTone Xpress are registered trademarks of FMR Corp.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY FRANCE FUND

FRA-profile-1098


[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity (registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

 [Item Code number]

(Fidelity Logo Graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

Investment Summary
INVESTMENT OBJECTIVE. France Fund seeks long-term growth of capital.

PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in securities of French issuers.
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
(small solid bullet) GEOGRAPHIC CONCENTRATION IN FRANCE. The French economy is significantly affected by government policies and ownership and the restrictions required to join the European Economic and Monetary Union.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the fund's share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the changes in the fund 's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS
The returns in the chart do not include the effect of France Fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

FRANCE FUND

CALENDAR YEARS  1996  1997

                %     %


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR FRANCE FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING _____, 19__) AND THE
LOWEST RETURN FOR A QUARTER WAS
__% (QUARTER ENDING _____, 19__).

AVERAGE ANNUAL RETURNS
The returns in the table include the effect of France Fund's front-end sales charge.

FOR THE PERIODS ENDED [DATE OF MOST RECENT CALENDAR QUARTER END]   PAST 1  LIFE OF FUNDX
                                                                   YEAR

FRANCE FUND                                                         %       %

SOCIETE DES BOURSES FRANCAISES (SBF) 250                            %       %

LIPPER EUROPEAN REGION FUNDS AVERAGE                                %       %


x From January 1, 1996.

[If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.]
Societe des Bourses Francaises (SBF) 250 is a market capitalization-weighted index of the stocks of the 250 largest companies in the French market.
Lipper European Region Funds Average reflects the performance
(excluding sales charges) of mutual funds with similar objectives.

Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided are [based on historical expenses/higher than the expenses actually paid by the fund as the result of [expense reimbursements] [and] the payment or reduction of certain expenses] during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR)
MAXIMUM SALES CHARGE (LOAD) ON PURCHASES (AS A % OF OFFERING PRICE)  3.00%X

SALES CHARGE (LOAD) ON                                               NONE
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                          NONE

REDEMPTION FEE (SHORT-TERM TRADING FEE)                              1.50%
ON SHARES HELD LESS THAN 90 DAYS
(AS A % OF AMOUNT REDEEMED)

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)           $12.00

XLower sales charges may be available for accounts over $250,000.

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                           %

DISTRIBUTION (12B-1) FEE                 NONE

OTHER EXPENSES                           %

TOTAL ANNUAL FUND OPERATING EXPENSES A   %

A FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 2.00%. This arrangement may be terminated by FMR at any time.

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses, after reimbursement, would have been ___%.]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:


1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold with a maximum 3.00% sales charge.
The fund's sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement accounts.

                    SALES CHARGE

RANGES              AS A % OF OFFERING PRICE

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 OR MORE  NONE

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
In addition, when you sell your shares, you will pay a 1.50% SHORT-TERM TRADING FEE if you have held your shares for less than 90 days.

Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.

Fund Management
FMR is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. (small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. Currently, FIIA (U.K.) L is primarily responsible for choosing investments for the fund.
Alexandra Edzard is manager of Germany and France, which she has managed since September 1996 and May 1998, respectively. Ms. Edzard joined Fidelity International, Limited as an analyst in 1994. Previously, she was an investment officer for Deutsche Bank AG, in London, from 1991 to 1994.

Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress(registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Investments and TouchTone Xpress are registered trademarks of FMR Corp.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY GERMANY FUND

GER-profile-1098


[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity (registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

[Item Code number]

(Fidelity Logo Graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

Investment Summary
INVESTMENT OBJECTIVE. Germany Fund seeks long-term growth of capital. PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in securities of German issuers.
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
(small solid bullet) GEOGRAPHIC CONCENTRATION IN GERMANY. The German economy is significantly affected by the reunification of eastern and western Germany and the restrictions required to join the European Economic and Monetary Union.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the fund's share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

 YEAR-BY-YEAR RETURNS
The returns in the chart do not include the effect of Germany Fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

GERMANY FUND

CALENDAR YEARS  1996  1997

                %     %


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR GERMANY FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING _____, 19__) AND THE
LOWEST RETURN FOR A QUARTER WAS
__% (QUARTER ENDING _____, 19__).

AVERAGE ANNUAL RETURNS
The returns in the table include the effect of Germany Fund's front-end sales charge.

FOR THE PERIODS ENDED [DATE OF MOST RECENT CALENDAR QUARTER END]   PAST 1  LIFE OF FUNDX
                                                                   YEAR

GERMANY FUND                                                        %       %

DAX 100 INDEX                                                       %       %

LIPPER EUROPEAN REGION FUNDS AVERAGE                                %       %


x From January 1, 1996.

[If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.]
Deutscher Akteinindex (DAX) 100 is a market capitalization-weighted index of the 100 most heavily traded stocks in the German market. Lipper European Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided are [based on historical expenses/higher than the expenses actually paid by the fund as the result of [expense reimbursements] [and] the payment or reduction of certain expenses] during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR)

MAXIMUM SALES CHARGE (LOAD) ON PURCHASES (AS A % OF OFFERING PRICE)       3.00%X

SALES CHARGE (LOAD) ON                                                    NONE
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                               NONE

REDEMPTION FEE (SHORT-TERM TRADING FEE)                                   1.50%
ON SHARES HELD LESS THAN 90 DAYS
(AS A % OF AMOUNT REDEEMED)

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)                $12.00


XLower sales charges may be available for accounts over $250,000.

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                          %

DISTRIBUTION (12B-1) FEE                NONE

OTHER EXPENSES                          %

TOTAL ANNUAL FUND OPERATING EXPENSES A  %

A FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 2.00%. This arrangement may be terminated by FMR at any time.

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses, after reimbursement, would have been __% .]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:


1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold with a maximum 3.00% sales charge.
The fund's sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement accounts.

                    SALES CHARGE

RANGES              AS A % OF OFFERING PRICE

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 OR MORE  NONE

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
In addition, when you sell your shares, you will pay a 1.50% SHORT-TERM TRADING FEE if you have held your shares for less than 90 days.

Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.

Fund Management
FMR is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. Currently, FIIA (U.K.) L is primarily responsible for choosing investments for the fund.
Alexandra Edzard is manager of Germany and France, which she has managed since September 1996 and May 1998, respectively. Ms. Edzard joined Fidelity International, Limited as an analyst in 1994. Previously, she was an investment officer for Deutsche Bank AG, in London, from 1991 to 1994.

Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress(registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Investments and TouchTone Xpress are registered trademarks of FMR Corp.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY HONG KONG AND CHINA FUND

HKC-profile-1098


[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity (registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

[Item Code number]

(Fidelity Logo Graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

Investment Summary
INVESTMENT OBJECTIVE. Hong Kong and China Fund seeks long-term growth of capital.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in securities of Hong Kong and Chinese issuers.
(small solid bullet) Investing mostly in securities of Hong Kong issuers.
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. (small solid bullet) GEOGRAPHIC CONCENTRATION IN HONG KONG AND CHINA. The Hong Kong and Chinese economies are generally considered emerging markets and are significantly affected by general economic and political conditions in other Asian countries and changes in Chinese government policy.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the fund's share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS
The returns in the chart do not include the effect of Hong Kong and China Fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

HONG KONG AND CHINA FUND

CALENDAR YEARS            1996  1997

                          %     %


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR HONG KONG AND CHINA FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING _____, 19__) AND THE LOWEST RETURN FOR A
QUARTER WAS __% (QUARTER ENDING _____, 19__).

AVERAGE ANNUAL RETURNS
The returns in the table include the effect of Hong Kong and China Fund's front-end sales charge.

FOR THE PERIODS ENDED [DATE OF MOST RECENT CALENDAR QUARTER END]   PAST 1  LIFE OF FUNDX
                                                                   YEAR

HONG KONG AND CHINA FUND                                            %       %

HANG SENG INDEX                                                     %       %

LIPPER PACIFIC EX-JAPAN FUNDS AVERAGE                               %       %


x From January 1, 1996.

[If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.]
Hang Seng Index is a market capitalization-weighted index of the stocks of the 33 largest companies in the Hong Kong market.
Lipper Pacific ex-Japan Funds Average reflects the performance
(excluding sales charges) of mutual funds with similar objectives.

Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided are [based on historical expenses/higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses] during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR)
MAXIMUM SALES CHARGE (LOAD) ON PURCHASES (AS A % OF OFFERING PRICE)  3.00%X

SALES CHARGE (LOAD) ON                                               NONE
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                          NONE

REDEMPTION FEE (SHORT-TERM TRADING FEE)                              1.50%
ON SHARES HELD LESS THAN 90 DAYS
(AS A % OF AMOUNT REDEEMED)

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)           $12.00

XLower sales charges may be available for accounts over $250,000.

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                         %

DISTRIBUTION (12B-1) FEE               NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSES   %

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __%.]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:


1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold with a maximum 3.00% sales charge.
The fund's sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement accounts.

                    SALES CHARGE

RANGES              AS A % OF OFFERING PRICE

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 OR MORE  NONE

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
In addition, when you sell your shares, you will pay a 1.50% SHORT-TERM TRADING FEE if you have held your shares for less than 90 days.

Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.

Fund Management
FMR is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. Currently, FIIA is primarily responsible for choosing investments for the fund.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. Currently, FIIA (U.K.) L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ) serves as a sub-adviser for the fund. Currently, FIJ provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
Joseph Tse is manager of Hong Kong and China Fund, which he has managed since November 1995. He also manages various funds for Fidelity International Investment Services, Limited. Since joining Fidelity in 1990, Mr. Tse has worked as an analyst and manager.

Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress(registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Investments and TouchTone Xpress are registered trademarks of FMR Corp.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY INTERNATIONAL GROWTH & INCOME FUND

IGI-profile-1098



[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity (registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

[Insert item Code number]

(Fidelity Logo Graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

INVESTMENT SUMMARY
INVESTMENT OBJECTIVE. International Growth & Income seeks capital growth and current income, consistent with reasonable investment risk. PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in foreign securities.
(small solid bullet) Focusing on common stocks that pay current dividends and show potential for capital appreciation.
(small solid bullet) Potentially investing in debt securities, including lower-quality debt securities.
(small solid bullet) Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time.
Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

INTERNATIONAL GROWTH & INCOME

CALENDAR YEARS                   1988  1989  1990  1991  1992  1993  1994  1995  1996  1997

                                 %     %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 0.0
ROW: 9, COL: 1, VALUE: 0.0
ROW: 10, COL: 1, VALUE: 0.0
DURING THE PERIODS SHOWN IN THE CHART FOR INTERNATIONAL GROWTH &
INCOME, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
[CALENDAR QUARTER], [YEAR]) AND THE
LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR
QUARTER], [YEAR]).

AVERAGE ANNUAL RETURNS

FOR THE PERIODS ENDED [DATE OF MOST RECENT CALENDAR QUARTER END]  PAST 1  PAST 5  PAST 10
                                                                  YEAR    YEARS   YEARS

INTERNATIONAL GROWTH & INCOME                                      %       %[A]    %[A,B,C]

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX                    %       %       %

LIPPER INTERNATIONAL FUNDS AVERAGE                                 %       %       %


[A PREVIOUSLY, THE FUND IMPOSED A SALES CHARGE. IF THIS SALES CHARGE WERE TAKEN INTO ACCOUNT, TOTAL RETURNS WOULD HAVE BEEN LOWER.]
[B TOTAL RETURNS DO NOT INCLUDE THE DEFERRED SALES CHARGE OF 1% UPON REDEMPTION ON SHARES PURCHASED PRIOR TO OCTOBER 12, 1990.]
[C IF FMR HAD NOT REIMBURSED CERTAIN FUND EXPENSES DURING THESE PERIODS, TOTAL RETURNS WOULD HAVE BEEN LOWER.]

Morgan Stanley Capital International Europe, Australasia, Far East
(EAFE) Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. The index may be compiled in two ways: a market capitalization-weighted (cap-weighted) and a gross domestic product-weighted (GDP-weighted) version. As of _______, the cap-weighted index included over ____ equity securities of companies domiciled in ___ countries, and the GDP-weighted index included over ____ equity securities of companies domiciled in ___ countries.
Lipper International Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided below are [based on historical expenses/higher than the expenses actually paid by the fund as the result of [the payment or reduction of certain expenses]] during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR)
SALES CHARGE (LOAD) ON PURCHASES                            NONE
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                 NONE

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)  $12.00

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                         %

DISTRIBUTION (12B-1) FEE               NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSES   %

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __%.]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold without a sales charge.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.

Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.

Fund Management
Fidelity Management & Research Company (FMR) is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. [Currently, FMR U.K. is primarily responsible for choosing investments for the fund../ Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. [Currently, FMR Far East is primarily responsible for choosing investments for the fund../ Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. [Currently, FIIA is primarily responsible for choosing investments for the fund../Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. [Currently, FIIA (U.K.) L is primarily responsible for choosing investments for the fund../ Currently, FIIA (U.K.) L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ) serves as a sub-adviser for the fund. [Currently, FIJ is primarily responsible for choosing investments for the fund./Currently, FIJ provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
William Bower manages International Growth & Income, which he has managed since May 1998. Previously, he managed another Fidelity fund. Mr. Bower joined Fidelity as an analyst in 1994, after receiving his MBA from the University of Michigan.

Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design, and TouchTone Xpress are registered trademarks of FMR Corp.
The third party marks appearing above are the marks of their respective owners.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY INTERNATIONAL VALUE FUND

IVF-profile-1098



[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity (registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

[Insert item Code number]

(Fidelity Logo Graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

INVESTMENT SUMMARY
INVESTMENT OBJECTIVE. International Value seeks long-term growth of capital.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in foreign securities.
(small solid bullet) Investing primarily in common stocks issued by companies that FMR believes are undervalued in the market place or possess valuable assets.
(small solid bullet) Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
(small solid bullet) "VALUE" INVESTING. "Value" stocks can perform differently than the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time.
Returns are based on past results and are not an indication of future performance.

 YEAR-BY-YEAR RETURNS

INTERNATIONAL VALUE

CALENDAR YEARS       1995  1996  1997

                     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 0.0
ROW: 9, COL: 1, VALUE: 0.0
ROW: 10, COL: 1, VALUE: 0.0
DURING THE PERIODS SHOWN IN THE CHART FOR INTERNATIONAL VALUE, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR
QUARTER], [YEAR]) AND THE LOWEST RETURN FOR
A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).

AVERAGE ANNUAL RETURNS

FOR THE PERIODS ENDED [DATE OF MOST RECENT CALENDAR QUARTER END]  PAST 1  LIFE OF FUNDA
                                                                  YEAR

INTERNATIONAL VALUE                                                %       %

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX                    %       %

LIPPER INTERNATIONAL FUNDS AVERAGE                                 %       N/A


A FROM JANUARY 1, 1995.

Morgan Stanley Capital International Europe, Australasia, Far East
(EAFE) Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. The index may be compiled in two ways: a market capitalization-weighted (cap-weighted) and a gross domestic product-weighted (GDP-weighted) version. As of _______, the cap-weighted index included over ____ equity securities of companies domiciled in ___ countries, and the GDP-weighted index included over ____ equity securities of companies domiciled in ___ countries.
Lipper International Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided below are [based on historical expenses/higher than the expenses actually paid by the fund as the result of [the payment or reduction of certain expenses]] during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR)
SALES CHARGE (LOAD) ON PURCHASES                            NONE
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                 NONE

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)  $12.00

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                         %

DISTRIBUTION (12B-1) FEE               NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSES   %

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __%.]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold without a sales charge.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.

Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.

Fund Management
Fidelity Management & Research Company (FMR) is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. [Currently, FMR U.K. is primarily responsible for choosing investments for the fund../ Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. [Currently, FMR Far East is primarily responsible for choosing investments for the fund../ Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. [Currently, FIIA is primarily responsible for choosing investments for the fund../Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. [Currently, FIIA (U.K.) L is primarily responsible for choosing investments for the fund../ Currently, FIIA (U.K.) L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ) serves as a sub-adviser for the fund. [Currently, FIJ is primarily responsible for choosing investments for the fund./ Currently, FIJ provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
Richard Mace is manager of International Value, which he managed since November 1994. He also manages several other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as a manager and analyst.

Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design, and TouchTone Xpress are registered trademarks of FMR Corp.
The third party marks appearing above are the marks of their respective owners.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY JAPAN FUND

JPN-profile-1098

[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity (registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

[Item Code number]

(Fidelity Logo Graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

Investment Summary
INVESTMENT OBJECTIVE. Japan Fund seeks long-term growth of capital. PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in securities of Japanese issuers.
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
(small solid bullet) GEOGRAPHIC CONCENTRATION IN JAPAN. The Japanese economy is currently in a recession. International trade and government policy, significantly affect economic growth.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the changes in the fund 's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS
The returns in the chart do not include the effect of Japan Fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

JAPAN FUND

CALENDAR YEARS                      1993  1994  1995  1996  1997

                                    %     %     %     %     %


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 0.0
ROW: 9, COL: 1, VALUE: 0.0
ROW: 10, COL: 1, VALUE: 0.0
DURING THE PERIODS SHOWN IN THE CHART FOR JAPAN FUND THE HIGHEST
RETURN FOR A QUARTER WAS __% (QUARTER ENDING ______, 19_) AND THE
LOWEST RETURN FOR A QUARTER WAS
__% (QUARTER ENDING _____, 19__)..

AVERAGE ANNUAL RETURNS
The returns in the table include the effect of Japan Fund's front-end sales charge.

FOR THE PERIODS ENDED [DATE OF MOST RECENT CALENDAR QUARTER END]   PAST 1  PAST 5  LIFE OF FUNDX
                                                                   YEAR    YEARS

JAPAN FUND                                                          %       %       %

TOPIX INDEX                                                         %       %       %

LIPPER JAPANESE FUNDS AVERAGE                                       %       %       %


x From January 1, 1993.

[ If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.]
Tokyo Stock Exchange Index (TOPIX) is a market capitalization-weighted index of over 1100 stocks traded in the Japanese market.
Lipper Japanese Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided are [based on historical expenses/higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses] during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR)
MAXIMUM SALES CHARGE (LOAD) ON PURCHASES (AS A % OF OFFERING PRICE)  3.00%X

SALES CHARGE (LOAD) ON                                               NONE
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                          NONE

REDEMPTION FEE ( SHORT-TERM TRADING FEE)                             1.50%
ON SHARES HELD LESS THAN 90 DAYS
(AS A % OF AMOUNT REDEEMED)

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)           $12.00

 XLower sales charges may be available for accounts over $250,000.

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                         %

DISTRIBUTION (12B-1) FEE               NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSES   %

[ A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __% .]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold with a maximum 3.00% sales charge.
The fund's sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement accounts.

                    SALES CHARGE

RANGES              AS A % OF OFFERING PRICE

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 OR MORE  NONE

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund. Redemption proceeds (other than exchanges to other Fidelity funds) may be delayed until investments credited to your account have been received and collected, which can take up to seven business days. In addition, when you sell your shares, you will pay a 1.50% SHORT-TERM TRADING FEE if you have held your shares for less than 90 days.

Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.

Fund Management
FMR is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. Currently, FIIA is primarily responsible for choosing investments for the fund.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. Currently, FIIA (U.K.) L provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ) serves as a sub-adviser for the fund. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund. Shigeki Makino is Vice President and manager of Japan and Pacific Basin, which he has managed since October 1994 and May 1996, respectively. Since joining Fidelity in 1990, Mr. Makino has worked as an analyst, manager, and interim research director.
Brenda A. Reed is associate manager of Japan, which she has managed since October 1998. She also manages other Fidelity portfolios. Since joining Fidelity in 1992, Ms. Reed has worked as an analyst and manager.

Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress(registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Investments and TouchTone Xpress are registered trademarks of FMR Corp.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY JAPAN SMALL COMPANIES FUND

JSC-profile-1098


[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity (registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

[Item Code number]

(Fidelity Logo Graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

Investment Summary
INVESTMENT OBJECTIVE. Japan Small Companies Fund seeks long-term growth of capital.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in securities of Japanese issuers with small market capitalizations. (small solid bullet) Potentially investing in securities of Japanese issuers with larger market capitalizations and in issuers located outside of Japan.
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
(small solid bullet) GEOGRAPHIC CONCENTRATION IN JAPAN. The Japanese economy is currently in a recession. International trade and government policy, significantly affect economic growth.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
(small solid bullet) SMALL CAP INVESTING. The value of securities of smaller, less well-known companies perform differently than the market as a whole and other types of stocks and can be more volatile than that of larger companies.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the fund's share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund 's performance to the performance of a market index and similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS
The returns in the chart do not include the effect of Japan Small
Companies Fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

JAPAN SMALL COMPANIES  FUND

CALENDAR YEARS                                                  1996  1997

                                                                %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 0.0
ROW: 9, COL: 1, VALUE: 0.0
ROW: 10, COL: 1, VALUE: 0.0
DURING THE PERIODS SHOWN IN THE CHART FOR JAPAN SMALL COMPANIES, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING _____, 19__) AND THE LOWEST RETURN FOR A
QUARTER WAS __% (QUARTER ENDING _____).

AVERAGE ANNUAL RETURNS
The returns in the table include the effect of Japan Small Companies Fund's front-end sales charge.

FOR THE PERIODS ENDED [DATE OF MOST RECENT CALENDAR QUARTER END]   PAST 1  LIFE OF FUND X
                                                                   YEAR

JAPAN SMALL COMPANIES FUND                                          %       %

TOKYO STOCK EXCHANGE SECOND SECTION INDEX                           %       %

TOPIX INDEX                                                         %       %

LIPPER JAPANESE FUNDS AVERAGE                                       %       %


x From January 1, 1996.

[If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.]
Going forward, Japan Small Companies Fund's performance will be compared to the Tokyo Stock Exchange Second Section Index rather than Tokyo Stock Exchange Index (TOPIX) because the Tokyo Stock Exchange Second Section Index provides a better indication of the performance of Japanese small-capitalization stocks than the TOPIX, which generally includes larger companies.
Tokyo Stock Exchange Second Section Index is a market capitalization-weighted index that reflects the performance of the smaller, less established and newly listed companies of the Tokyo Stock Exchange.
TOPIX is a market capitalization-weighted index of over 1100 stocks traded in the Japanese market.
Lipper Japanese Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided are [based on historical expenses/higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses] during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR)
MAXIMUM SALES CHARGE (LOAD) ON PURCHASES (AS A % OF OFFERING PRICE)  3.00%X

SALES CHARGE (LOAD) ON                                               NONE
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                          NONE

REDEMPTION FEE (SHORT-TERM TRADING FEE)                              1.50%
ON SHARES HELD LESS THAN 90 DAYS
(AS A % OF AMOUNT REDEEMED)

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)           $12.00

XLower sales charges may be available for accounts over $250,000.

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                         %

DISTRIBUTION (12B-1) FEE               NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSES   %

[ A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __% .]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold with a maximum 3.00% sales charge.
The fund's sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement accounts.

                    SALES CHARGE

RANGES              AS A % OF OFFERING PRICE

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 OR MORE  NONE

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund. Redemption proceeds (other than exchanges to other Fidelity funds) may be delayed until investments credited to your account have been received and collected, which can take up to seven business days. In addition, when you sell your shares, you will pay a 1.5% short-term trading fee if you have held your shares for less than 90 days.

Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.

Fund Management
FMR is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. Currently, FIIA provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. Currently, FIIA (U.K.) L provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ) serves as a sub-adviser for the fund. Currently, FIJ is primarily responsible for choosing investments for the fund.
Kenichi Mizushita is manager of Japan Small Companies, which he has managed since December 1996. He also manages several funds for Fidelity International, Limited. Since joining Fidelity in 1985, Mr. Mizushita has worked as a research analyst and manager.

Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Investments and TouchTone Xpress are registered trademarks of FMR Corp.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY LATIN AMERICA FUND

LAF-profile-1098

[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity (registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

[Item Code number]

(Fidelity Logo Graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

Investment Summary
INVESTMENT OBJECTIVE. Latin America Fund seeks high total investment return.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in securities of Latin American issuers.
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Allocating investments across countries considering the size of the market in each country relative to the size of the markets in Latin America as a whole.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile. (small solid bullet) GEOGRAPHIC CONCENTRATION IN LATIN AMERICA. The Latin American economies are generally considered emerging markets and are significantly affected by currency devaluations. The markets in Latin America can be extremely volatile.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS
The returns in the chart do not include the effect of Latin America Fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

LATIN AMERICA FUND

CALENDAR YEARS                                1994  1995  1996  1997

                                              %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 0.0
ROW: 9, COL: 1, VALUE: 0.0
ROW: 10, COL: 1, VALUE: 0.0
DURING THE PERIODS SHOWN IN THE CHART FOR LATIN AMERICA FUND, THE
HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING _____, 19__) AND THE LOWEST RETURN FOR A QUARTER
WAS __% (QUARTER ENDING _____, 19__ ).

AVERAGE ANNUAL RETURNS
The returns in the table include the effect of Latin America Fund's front-end sales charge.

FOR THE PERIODS ENDED [DATE OF MOST RECENT CALENDAR QUARTER END]   PAST 1  PAST 5  LIFE OF FUNDX
                                                                   YEAR    YEARS

LATIN AMERICA FUND                                                  %       %       %

MSCI LATIN AMERICA FREE INDEX                                       %       %       %

LIPPER LATIN AMERICAN REGION FUNDS AVERAGE                          %       %       %


x From January 1, 1994 .

[If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.]
Morgan Stanley Capital International Emerging Markets Free - Latin America Index is a market capitalization-weighted index of approximately 170 stocks traded in seven Latin American markets. Lipper Latin American Region Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided are [based on historical expenses/higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses] during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR)
MAXIMUM SALES CHARGE (LOAD) ON PURCHASES (AS A % OF OFFERING PRICE)  3.00%X

SALES CHARGE (LOAD) ON                                               NONE
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                          NONE

REDEMPTION FEE (SHORT-TERM TRADING FEE)                              1.50%
ON SHARES HELD LESS THAN 90 DAYS
(AS A % OF AMOUNT REDEEMED)

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)           $12.00

 XLower sales charges may be available for accounts over $250,000.

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                         %

DISTRIBUTION (12B-1) FEE               NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSES   %

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __%.]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold with a maximum 3.00% sales charge.
The fund's sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement accounts.

                    SALES CHARGE

RANGES              AS A % OF OFFERING PRICE

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 OR MORE  NONE

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund. Redemption proceeds (other than exchanges to other Fidelity funds) may be delayed until investments credited to your account have been received and collected, which can take up to seven business days. In addition, when you sell your shares, you will pay a 1.5% SHORT-TERM TRADING FEE if you have held your shares for less than 90 days.

Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.

Fund Management
FMR is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. Currently, FIIA provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. Currently, FIIA (U.K.) L provides investment research and advice on issuers based outside the United States for the fund.
Patricia Satterthwaite is Vice President and manager of Latin America, which she has managed since April 1993. She also manages another Fidelity fund. Since joining Fidelity in 1986, Ms. Satterthwaite has worked as an analyst and manager.

Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Investments and TouchTone Xpress are registered trademarks of FMR Corp.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY NORDIC FUND

NOR-profile-1098

[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the funds, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelityat 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

[Item Code Number]

(Fidelity Logo Graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

Investment Summary
INVESTMENT OBJECTIVE. Nordic Fund seeks long-term growth of capital. PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in securities of Danish, Finnish, Norwegian, and Swedish issuers.
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Allocating investments across countries considering the size of the market in each country relative to the size of the markets in the Nordic region as a whole.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
(small solid bullet) GEOGRAPHIC CONCENTRATION IN NORDIC REGION. The Nordic economies are significantly affected by the price of natural resources and their governments' efforts to comply with the restrictions required to join the European Economic and Monetary Union.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the fund's share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS
The returns in the chart do not include the effect of Nordic Fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

NORDIC FUND

CALENDAR YEARS                                          1996  1997

                                                        %     %


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR NORDIC FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING ___, 19__) AND THE LOWEST RETURN FOR A QUARTER WAS __%
(QUARTER ENDING ____, 19__).

AVERAGE ANNUAL RETURNS
The returns in the table include the effect of Nordic Fund's front-end sales charge.

FOR THE PERIODS ENDED [DATE OF MOST RECENT CALENDAR QUARTER END]   PAST 1  LIFE OF FUND X
                                                                   YEAR

NORDIC FUND                                                         %       %

FT-A-NORDIC INDEX                                                   %       %

LIPPER EUROPEAN REGION FUNDS AVERAGE                                %       %


x From January 1, 1996.

[If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.]
FT - Actuaries World Nordic Index is a market capitalization-weighted index of over 90 stocks traded in four Scandinavian markets.
Lipper European Region Funds Average reflects the performance
(excluding sales charges) of mutual funds with similar objectives.

Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided are [based on historical expenses/higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses] during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR)
MAXIMUM SALES CHARGE (LOAD) ON PURCHASES (AS A % OF OFFERING PRICE)  3.00%X

SALES CHARGE (LOAD) ON                                               NONE
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                          NONE

REDEMPTION FEE (SHORT-TERM TRADING FEE)                              1.50%
ON SHARES HELD LESS THAN 90 DAYS
(AS A % OF AMOUNT REDEEMED)

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)           $12.00

XLower sales charges may be available for accounts over $250,000.

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                         %

DISTRIBUTION (12B-1) FEE               NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSES   %

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __% .]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:


1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold with a maximum 3.00% sales charge.
The fund's sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement accounts.

                    SALES CHARGE

RANGES              AS A % OF OFFERING PRICE

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 OR MORE  NONE

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund. Redemption proceeds (other than exchanges to other Fidelity funds) may be delayed until investments credited to your account have been received and collected, which can take up to seven business days. In addition, when you sell your shares, you will pay a 1.5% SHORT-TERM TRADING FEE if you have held your shares for less than 90 days.

Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.

Fund Management
FMR is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. Currently, FIIA provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. Currently, FIIA (U.K.) L is primarily responsible for choosing investments for the fund.
Trygve Toraasen is manager of Nordic, which he has managed since June 1998. Previously, he was associate manager for the fund since October 1997. Mr. Toraasen joined Fidelity in 1994 as a research analyst, after receiving his MSBA from the University of Southern California.

Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans
Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Investments and TouchTone Xpress are registered trademarks of FMR Corp.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY OVERSEAS FUND


OVE-profile-1098

[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity (registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

[Insert item Code number]

(Fidelity Logo Graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

INVESTMENT SUMMARY
INVESTMENT OBJECTIVE. Overseas seeks long-term growth of capital. PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in foreign securities.
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time.
Returns are based on past results and are not an indication of future performance.

 YEAR-BY-YEAR RETURNS

OVERSEAS

CALENDAR YEARS  1988  1989  1990  1991  1992  1993  1994  1995  1996  1997

                %     %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 0.0
ROW: 9, COL: 1, VALUE: 0.0
ROW: 10, COL: 1, VALUE: 0.0
DURING THE PERIODS SHOWN IN THE CHART FOR OVERSEAS, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER
WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).

AVERAGE ANNUAL RETURNS

FOR THE PERIODS ENDED [DATE OF MOST RECENT CALENDAR QUARTER END]  PAST 1  PAST 5  PAST 10
                                                                  YEAR    YEARS   YEARS

OVERSEAS                                                           %       %[A]    %[A]

MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX                    %       %       %

LIPPER INTERNATIONAL FUNDS AVERAGE                                 %       %       %


[A PREVIOUSLY, THE FUND IMPOSED A SALES CHARGE. IF THIS SALES CHARGE WERE TAKEN INTO ACCOUNT, TOTAL RETURNS WOULD HAVE BEEN LOWER.]
Morgan Stanley Capital International Europe, Australasia, Far East
(EAFE) Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets outside the United States and Canada. The index may be compiled in two ways: a market capitalization-weighted (cap-weighted) and a gross domestic product-weighted (GDP-weighted) version. As of ______, the cap-weighted index included over ____ equity securities of companies domiciled in ___ countries, and the GDP-weighted index included over ____ equity securities of companies domiciled in ___ countries.
Lipper International Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided below are [based on historical expenses/higher than the expenses actually paid by the fund as the result of [the payment or reduction of certain expenses]]during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR)
SALES CHARGE (LOAD) ON PURCHASES                            NONE
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                 NONE

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)  $12.00

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                         %

DISTRIBUTION (12B-1) FEE               NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSES   %

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __%.]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold without a sales charge.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.

Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.

Fund Management
Fidelity Management & Research Company (FMR) is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. [Currently, FMR U.K. is primarily responsible for choosing investments for the fund../ Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. [Currently, FMR Far East is primarily responsible for choosing investments for the fund../ Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. [Currently, FIIA is primarily responsible for choosing investments for the fund../Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. [Currently, FIIA (U.K.) L is primarily responsible for choosing investments for the fund../Currently, FIIA (U.K.) L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ) serves as a sub-adviser for the fund. [Currently, FIJ is primarily responsible for choosing investments for the fund./Currently, FIJ provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
Richard Mace is Vice President and manager of Overseas, which he has managed since March 1996. He also manages several other Fidelity funds. Since joining Fidelity in 1987, Mr. Mace has worked as a manager and analyst.

Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design, and TouchTone Xpress are registered trademarks of FMR Corp.
The third party marks appearing above are the marks of their respective owners.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY PACIFIC BASIN FUND

PAF-profile-1098

[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity (registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

[Item Code Number]

(Fidelity Logo Graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

Investment Summary
INVESTMENT OBJECTIVE. Pacific Basin Fund seeks growth of capital over the long-term.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in securities of issuers that have their principal activities in the Pacific Basin.
(small solid bullet) Investing significantly in securities of Japanese issuers.
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Allocating investments across countries considering the size of the market in each country relative to the size of the markets in the Pacific Basin as a whole.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
Principal Investment Risks. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile. (small solid bullet) GEOGRAPHIC CONCENTRATION IN PACIFIC BASIN. Many Pacific Basin economies are generally considered emerging markets and most are in recessions. International trade, government policy, and political and social stability significantly affect economic growth. The markets in the Pacific Basin can be extremely volatile.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

When you sell your shares of the fund, they could be worth more or less than what you paid for them.

Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS
The returns in the chart do not include the effect of Pacific Basin Fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

PACIFIC BASIN FUND

CALENDAR YEARS       1988  1989  1990  1991  1992  1993  1994  1995  1996  1997

                     %     %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR PACIFIC BASIN FUND, THE
HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING ____, 19__) AND THE LOWEST RETURN FOR A QUARTER
WAS __% (QUARTER ENDING _______, 19___).

AVERAGE ANNUAL RETURNS
The returns in the table include the effect of Pacific Basin Fund's front-end sales charge.

FOR THE PERIODS ENDED [DATE OF MOST RECENT CALENDAR QUARTER END]   PAST 1  PAST 5  PAST 10
                                                                   YEAR    YEARS   YEARS

PACIFIC BASIN FUND                                                  %       %       %

MSCI PACIFIC INDEX                                                  %       %       %

LIPPER PACIFIC REGION FUNDS AVERAGE                                 %       %       %


[If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.]
Morgan Stanley Capital International Pacific Index is a market capitalization-weighted index of approximately 400 stocks traded in six Pacific-region markets.
Lipper Pacific Region Funds Average reflects the performance
(excluding sales charges) of mutual funds with similar objectives.

Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided are [based on historical expenses/higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses] during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR)
MAXIMUM SALES CHARGE (LOAD) ON PURCHASES (AS A % OF OFFERING PRICE)  3.00%X

SALES CHARGE (LOAD) ON                                               NONE
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                          NONE

REDEMPTION FEE (SHORT-TERM TRADING FEE)                              1.00%
ON SHARES HELD LESS THAN 90 DAYS
(AS A % OF AMOUNT REDEEMED)

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)           $12.00

 XLower sales charges may be available for accounts over $250,000.

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                         %

DISTRIBUTION (12B-1) FEE               NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSES   %

[ A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __% .]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:


1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold with a maximum 3.00% sales charge.
The fund's sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement accounts.

                    SALES CHARGE

RANGES              AS A % OF OFFERING PRICE

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 OR MORE  NONE

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund. Redemption proceeds (other than exchanges to other Fidelity funds) may be delayed until investments credited to your account have been received and collected, which can take up to seven business days. In addition, when you sell your shares, you will pay a 1.0% SHORT-TERM TRADING FEE if you have held your shares for less than 90 days.

Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.

Fund Management
FMR is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. Currently, FIIA is primarily responsible for choosing investments for the fund.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. Currently, FIIA (U.K.) L provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ) serves as a sub-adviser for the fund. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund. Shigeki Makino is Vice President and manager of Japan and Pacific Basin, which he has managed since October 1994 and May 1996, respectively. Since joining Fidelity in 1990, Mr. Makino has worked as an analyst, manager, and interim research director.
William J. Kennedy is associate manager of Pacific Basin, which he has managed since October 1998. Since joining Fidelity in 1994, he has been an international research analyst.

Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Investments and TouchTone Xpress are registered trademarks of FMR Corp.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY SOUTHEAST ASIA FUND

SEA-profile-1098


[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity (registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

[Item Code Number]

(Fidelity Logo Graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

Investment Summary
INVESTMENT OBJECTIVE. Southeast Asia Fund seeks capital appreciation. PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in securities of Southeast Asian issuers.
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Allocating investments across countries considering the size of the market in each country relative to the size of the markets in Southeast Asia as a whole.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile. (small solid bullet) GEOGRAPHIC CONCENTRATION IN SOUTHEAST ASIA. Most Southeast Asian economies are generally considered emerging markets and are currently in recessions. International trade, government policy and political and social stability significantly affect economic growth. The markets in Southeast Asia can be extremely volatile.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS
The returns in the chart do not include the effect of Southeast Asia Fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

SOUTHEAST ASIA FUND

CALENDAR YEARS                                     1994  1995  1996  1997

                                                   %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR SOUTHEAST ASIA FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING ___, 19__) AND THE LOWEST RETURN FOR A QUARTER
WAS __% (QUARTER ENDING ______, 19___ ).

AVERAGE ANNUAL RETURNS
The returns in the table include the effect of Southeast Asia Fund's front-end sales charge.

FOR THE PERIODS ENDED [DATE OF MOST RECENT CALENDAR QUARTER END]   PAST 1  PAST 5  LIFE OF FUND X
                                                                   YEAR    YEARS

SOUTHEAST ASIA FUND                                                 %       %       %

MSCI FAR EAST EX-JAPAN FREE INDEX                                   %       %       %

LIPPER PACIFIC EX-JAPAN FUNDS AVERAGE                               %       %       %


x From January 1, 1994.

[If FMR had not reimbursed certain fund expenses during the periods, the fund's total returns would have been lower.]
Morgan Stanley Capital International Far East ex Japan Free Index is a market capitalization-weighted index of over 450 stocks traded in eight Asian markets, excluding Japan.
Lipper Pacific ex-Japan Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.

Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided are [based on historical expenses/higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses] during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR)
MAXIMUM SALES CHARGE (LOAD) ON PURCHASES (AS A % OF OFFERING PRICE)  3.00%X

SALES CHARGE (LOAD) ON                                               NONE
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                          NONE

REDEMPTION FEE (SHORT-TERM TRADING FEE)                              1.50%
ON SHARES HELD LESS THAN 90 DAYS
(AS A % OF AMOUNT REDEEMED)

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)           $12.00

 XLower sales charges may be available for accounts over $250,000.

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                         %

DISTRIBUTION (12B-1) FEE               NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSES   %

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __%.]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:


1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold with a maximum 3.00% sales charge.
The fund's sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement accounts.

                    SALES CHARGE

RANGES              AS A % OF OFFERING PRICE

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 OR MORE  NONE

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ.


Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund. Redemption proceeds (other than exchanges to other Fidelity funds) may be delayed until investments credited to your account have been received and collected, which can take up to seven business days. In addition, when you sell your shares, you will pay a 1.50% SHORT-TERM TRADING FEE if you have held your shares for less than 90 days.

Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.

Fund Management
FMR is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. Currently, FIIA is primarily responsible for choosing investments for the fund.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. Currently, FIIA (U.K.) L provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ) serves as a sub-adviser for the fund. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund. Allan Liu is Vice President and manager of Southeast Asia, which he has managed since April 1993. Since joining Fidelity in 1986, Mr. Liu has worked as an analyst, manager, and associate director of Fidelity Investments Management Ltd.

Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plan.
Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Investments and TouchTone Xpress are registered trademarks of FMR Corp.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY UNITED KINGDOM FUND


UTY-profile-1098

[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity (registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

[Item Code number]

(Fidelity Logo Graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

Investment Summary
INVESTMENT OBJECTIVE. United Kingdom Fund seeks long-term growth of capital.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in securities of British issuers.
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
(small solid bullet) GEOGRAPHIC CONCENTRATION IN UNITED KINGDOM. The United Kingdom economies are significantly affected by the restrictions required to join the European Economic and Monetary Union.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in the fund's share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS
The returns in the chart do not include the effect of United Kingdom Fund's front-end sales charge. If the effect of the sales charge was reflected, returns would be lower than those shown.

UNITED KINGDOM FUND

CALENDAR YEARS                                          1996  1997

                                                        %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 0.0
ROW: 9, COL: 1, VALUE: 0.0
ROW: 10, COL: 1, VALUE: 0.0
DURING THE PERIODS SHOWN IN THE CHART FOR UNITED KINGDOM FUND, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING _____, 19__) AND THE LOWEST RETURN FOR A
QUARTER WAS __% (QUARTER ENDING ______, 19__).

AVERAGE ANNUAL RETURNS
The returns in the table include the effect of United Kingdom Fund's front-end sales charge.

FOR THE PERIODS ENDED [DATE OF MOST RECENT CALENDAR QUARTER END]   PAST 1  LIFE OF FUNDX
                                                                   YEAR

UNITED KINGDOM FUND                                                 %       %

FT-ALL SHARES INDEX                                                 %       %

LIPPER EUROPEAN REGION FUNDS AVERAGE                                %       %


x From January 1, 1996.

[If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.]
FT - All Shares Index is a market capitalization-weighted index of over 750 stocks traded in the U.K. market.
Lipper European Region Funds Average reflects the performance
(excluding sales charges) of mutual funds with similar objectives.

Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided are [based on historical expenses/higher than the expenses actually paid by the fund as the result of [expense reimbursements] [and] the payment or reduction of certain expenses] during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR)
MAXIMUM SALES CHARGE (LOAD) ON PURCHASES (AS A % OF OFFERING PRICE)  3.00%X

SALES CHARGE (LOAD) ON                                               NONE
REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                          NONE

REDEMPTION FEE (SHORT-TERM TRADING FEE)                              1.50%
ON SHARES HELD LESS THAN 90 DAYS
(AS A % OF AMOUNT REDEEMED)

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)           $12.00

 XLower sales charges may be available for accounts over $250,000.

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                         %

DISTRIBUTION (12B-1) FEE               NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSESA  %

AFMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of its average net assets exceed 2.00%. This arrangement can be terminated at any time by FMR.
[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses, after reimbursement, would have been __% .]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold with a maximum 3.00% sales charge.
The fund's sales charge may be reduced according to the following schedule. Additionally, the sales charge may be waived for certain individual or institutional investors, including investors through retirement accounts.

                    SALES CHARGE

RANGES              AS A % OF OFFERING PRICE

$0 - 249,999        3.00%

$250,000 - 499,999  2.00%

$500,000 - 999,999  1.00%

$1,000,000 OR MORE  NONE

To qualify for a sales charge reduction or waiver, you must notify Fidelity in advance of your purchase.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund. Redemption proceeds (other than exchanges to other Fidelity funds) may be delayed until investments credited to your account have been received and collected, which can take up to seven business days. In addition, when you sell your shares, you will pay a 1.50% SHORT-TERM TRADING FEE if you have held your shares for less than 90 days.

Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.

Fund Management
FMR is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. Currently, FIIA provides investment research and advice on issuers based outside the United States for the fund.
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. Currently, FIIA (U.K.) L is primarily responsible for choosing investments for the fund.
Frederic Gautier is manager of United Kingdom, which he has managed since August 1998. He is also an associate director of research and a portfolio manager for Fidelity International Limited (FIL). Mr. Gautier joined Fidelity as an analyst in 1994, after receiving his MBA from the European Institute of Business Administration (INSEAD) in France.

Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Investments and TouchTone Xpress are registered trademarks of FMR Corp.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY WORLDWIDE FUND


WLD-profile-1098


[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity (registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

[Insert item Code number]

(Fidelity Logo Graphic)(registered trademark)
82 Devonshire Street, Boston, MA 02109

INVESTMENT SUMMARY
INVESTMENT OBJECTIVE. Worldwide seeks growth of capital.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing in securities issued anywhere in the world.
(small solid bullet) Investing primarily in common stocks.
(small solid bullet) Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the world market as a whole.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.

Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time.
Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS

WORLDWIDE

CALENDAR YEARS  1991  1992  1993  1994  1995  1996  1997

                %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: 0.0
ROW: 2, COL: 1, VALUE: 0.0
ROW: 3, COL: 1, VALUE: 0.0
ROW: 4, COL: 1, VALUE: 0.0
ROW: 5, COL: 1, VALUE: 0.0
ROW: 6, COL: 1, VALUE: 0.0
ROW: 7, COL: 1, VALUE: 0.0
ROW: 8, COL: 1, VALUE: 0.0
ROW: 9, COL: 1, VALUE: 0.0
ROW: 10, COL: 1, VALUE: 0.0
DURING THE PERIODS SHOWN IN THE CHART FOR WORLDWIDE, THE HIGHEST
RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER],
[YEAR]) AND THE LOWEST RETURN FOR A
QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).

AVERAGE ANNUAL RETURNS

FOR THE PERIODS ENDED [DATE OF MOST RECENT CALENDAR QUARTER END]  PAST 1  PAST 5  LIFE OF FUND
                                                                  YEAR    YEARS

WORLDWIDE                                                          %       %[B]    %A[,B,C]

MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX                   %       %       %A

LIPPER GLOBAL FUNDS AVERAGE                                        %       %       N/A


A FROM JANUARY 1, 1990.
[B PREVIOUSLY, THE FUND IMPOSED A SALES CHARGE. IF THIS SALES CHARGE WERE TAKEN INTO ACCOUNT, TOTAL RETURNS WOULD HAVE BEEN LOWER.]
[C IF FMR HAD NOT REIMBURSED CERTAIN FUND EXPENSES DURING THESE
PERIODS, TOTAL RETURNS WOULD HAVE BEEN LOWER.]

Morgan Stanley Capital International World Index is a market capitalization-weighted index that is designed to represent the performance of developed stock markets throughout the world. As of ___________, the index included over ___ equity securities of companies domiciled in ____ countries.
Lipper Global Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.
Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided below are [based on historical expenses/higher than the expenses actually paid by the fund as the result of [the payment or reduction of certain expenses]] during the period.

SHAREHOLDER FEES (PAID BY THE INVESTOR)
SALES CHARGE (LOAD) ON PURCHASES                            NONE
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                 NONE

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)  $12.00

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                         %

DISTRIBUTION (12B-1) FEE               NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSES   %

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses would have been __% .]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:

1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold without a sales charge.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional investment amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you invest through an investment professional or through a retirement account, certain account features and policies may differ.

Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the internet through Fidelity's Web site. You may also redeem shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.

Distributions and Taxes
The fund normally pays dividends and capital gains distributions in December.
You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains at a rate based on how long the securities were held.

Fund Management
Fidelity Management & Research Company (FMR) is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. [Currently, FMR U.K. is primarily responsible for choosing investments for the fund../ Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. [Currently, FMR Far East is primarily responsible for choosing investments for the fund../ Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. [Currently, FIIA is primarily responsible for choosing investments for the fund../Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
(small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. [Currently, FIIA (U.K.) L is primarily responsible for choosing investments for the fund../Currently, FIIA (U.K.) L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ) serves as a sub-adviser for the fund. [Currently, FIJ is primarily responsible for choosing investments for the fund./Currently, FIJ provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.]
Penny Dobkin is Vice President and manager of Worldwide, which she has managed since May 1990. Previously, she managed other Fidelity funds. Ms. Dobkin joined Fidelity in 1980.

Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design, and TouchTone Xpress are registered trademarks of FMR Corp.
The third party marks appearing above are the marks of their respective owners.



====================Front of Application======================
FIDELITY MUTUAL FUND                 (Fidelity Logo Graphic)
NEW ACCOUNT APPLICATION              (registered trademark)
                                     P.O. Box 5000
                                     Cincinnati, OH 45273-8698

You may invest in the fund after reviewing the profile(s) or the prospectus(es) for the fund(s).

For help with this application, or for an IRA, Keogh or Business
Account application, call us anytime at 1-800-544-8888.

If you are opening your account by an exchange from an existing
Fidelity account, call us at 1-800-544-7777.

1: PLEASE TELL US HOW WE SHOULD ESTABLISH YOUR ACCOUNT
______________________________________________________________
Account registration:
______________________________________________________________
__ Individual  __ Joint Tenants -     __ Custodial
                  Rights of              (UGMA/UTMA)
                  Survivorship 1         Under the (state)
               __ Tenants in Common 1    ____ Uniform
               __ Community Property 1   Gifts/Transfer
                                         to Minors Act
______________________________________________________________
/_/ Trust Accounts:
______________________________________________________________
Trustee(s) Name                         Trust Taxpayer
(first, MI, last):                      Identification Number:
______________________________________________________________
Name of Trust:    for the benefit of:     Date of Trust
                                          (Month, day, year):
______________________________________________________________
Name:
______________________________________________________________
Account Owner/                     Joint Owner/Custodian Name
Minor Name (first, MI, last):      (first, MI, last):
______________________________________________________________
Address and Phone:                  /_/ Check here if this is
                                        a new address.
______________________________________________________________
Street Address and             City           State       Zip
Apartment or Box Number: 2
______________________________________________________________
Evening Phone (Home):         Daytime Phone (Work):
(    )                        (    )
______________________________________________________________
1 If you are establishing a joint account and do not check a box, the account will be registered as joint tenants with rights of survivorship. Types of joint ownership are governed by the laws of your state of residence. If you need more information about which are appropriate in your state, please ask your state tax officials or financial advisor.

2 If you have provided a P.O. Box, please include your residential address with this application.


2: WE ARE REQUIRED TO REQUEST THE FOLLOWING INFORMATION
______________________________________________________________
                    Account Owner/Minor   Joint Account Owner/
                                          Custodian 1
______________________________________________________________
Social Security     ___________________   ___________________
or taxpayer
identification number 1:
Date of Birth
(month/day/year)    ______ _____ ______   _______ ____ ______
______________________________________________________________
Citizenship
  Country of
  citizenship:      _U.S. _Other________  _U.S. _Other_______
  Country of
  tax residence:    _U.S. _Other________  _U.S. _Other_______
______________________________________________________________
Occupation: We
are required by the
National Association
of Securities
Dealers (NASD) to
ask for this
information.
______________________________________________________________
Employer's Name
and Address:
______________________________________________________________
Affiliations:       _I am affiliated      _I am affiliated
                     with, or work for,    with, or work for,
                     a member firm of      a member firm of
                     the NASD              the NASD
______________________________________________________________
1 The Social Security Number or taxpayer identification number for account owner/minor is used for tax reporting purposes. (The custodian's Social Security Number will be used to determine eligibility for maintenance fee waivers.)


3: INVESTMENT INFORMATION
______________________________________________________________
Please make your check payable to the full name of the Fidelity fund in which you are investing. Note that Fidelity cannot accept foreign checks or Traveler's checks. Be sure to read the profile(s) or the prospectus(es) for the fund(s) you choose before your initial investment and, if you invest based on the profile, be sure to read the prospectus(es) when [it/they] [is/are] sent to you.

Fund Name:               Initial Investment Amount - Fund
                         minimums vary, see the profile or the
                         prospectus for additional details.
A.______________________ $____,________,________._______
B.______________________ $____,________,________._______
C.______________________ $____,________,________._______

Dividend & Capital Gain Distributions Check one box: (If no box is checked, we will reinvest all distributions.)

_ Reinvest all dividends _ Pay all dividends _ Pay all
  and capital gains in     and capital gains   dividends and
  my account.              directly to my      capital gains
                           bank account via    to me by check.
                           MoneyLine
                           (registered
                           trademark). Please
                           attach a voided
                           check.
______________________________________________________________
* Note that some funds may charge a sales load and/or a short-term trading fee. In addition an annual Fidelity mutual fund maintenance fee of $12 may be deducted from accounts with a balance of less than $2,500. Minimum initial investments vary by fund. See your profile or your prospectus for additional details.

====================Back of Application=======================

4: OPTIONAL ACCOUNT FEATURES
______________________________________________________________
Fidelity Automatic Account Builder (registered trademark)
This service lets you invest automatically (monthly or quarterly) from your bank account to your Fidelity account. Change or cancel your plan anytime with a phone call at least one business day before your scheduled investment. (Automatic Account Builder normally becomes active 20 days after your application is processed.)

To establish this feature, complete the information below and staple to the left a voided check from your bank account. One common name must appear on your Fidelity and bank accounts.

Assign  Investment Amount  Investment Frequency         (month,
to Fund (Spartan minimum:  (check one)                   day,
(from   $500; Non-Spartan                                year)
Section minimum: $100)
3)
__A.    $____,______.____  _Monthly _Quarterly beginning _____
__B.    $____,______.____  _Monthly _Quarterly beginning _____
__C.    $____,______.____  _Monthly _Quarterly beginning _____

Direct Deposit
This service lets you invest directly from your paycheck or your Social Security check. The minimum investment is $100 per pay period. To establish this feature, check the appropriate box below. We will send you an authorization form to complete and give to your employer.

_My check is from the  _My check is from someone other than
 federal government.    the federal government.

Transfers Between Your Bank & Fidelity
This electronic link with your bank account offers flexible access to your money. Transfers occur only when you initiate them and may be made through either Bank Wire or Fidelity MoneyLine (Registered trademark). (See the prospectus for details and minimum amounts. MoneyLine normally becomes active 20 days after your application is processed.) Your bank may charge a fee. This feature is not available with passbook savings accounts.

_ To establish this feature, check the box at left and staple a voided check from your bank account. One common name must appear on your
Fidelity and bank accounts.                          [F3]

Telephone Redemptions & Exchanges
You automatically have the ability to make redemptions or exchanges by telephone. Exchanges can be made only between Fidelity funds that have the same account ownership. Each fund has rules on the number of exchanges allowed each year. Some funds have administrative fees (of up to $7.50) and trading fees (of up to 3.0% on exchanges. (See the appropriate fund's prospectus for details.) The exchange privilege may be terminated or modified by Fidelity in the future.

Checkwriting
_Please add this feature to my account. All owners must sign the Signature Card for checkwriting and the section below at the end of this application. For custodial accounts, only the custodian may sign the Signature Card.

Checkwriting is an optional feature and is not available on all funds. In addition there may be a charge for checkwriting. See prospectus for details.
______________________________________________________________
STAPLE VOIDED CHECK HERE.
______________________________________________________________
5: SIGNATURE

Each owner must sign this section.
By signing this application, I certify that:
(bullet) I have received and read the profile or the prospectus for the fund in which I am investing. [I understand that if I am investing based on the profile, I will be sent a prospectus with my confirmation.] I agree to the terms of the profile and the prospectus. I have the authority and legal capacity to purchase mutual fund shares, am of legal age and believe each investment is suitable for me. It is my responsibility to read the prospectus of any fund into which I exchange.
(bullet) I understand that all information provided in sections 1, 2, 4 and 5 will apply to any new fund into which my shares may be exchanged.
(bullet) I understand that neither this fund nor Fidelity Distributors Corporation is a bank, and fund shares are not backed or guaranteed by any bank or insured by the FDIC.
(bullet) I ratify any instructions, including telephone instructions, given on this account. I agree that neither the fund nor Fidelity Service Company, Inc. will be liable for any loss, cost or expense for acting upon any instructions if it follows reasonable procedures designed to prevent unauthorized transactions. (If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.) I consent to the use of recorded telephone conversations.
(bullet) I understand that for joint tenant accounts "I" refers to all account owners, and each of the account owners agrees that any account owner has authority to act on the account without notice to the other account owners. Fidelity Service Company, Inc. in its sole discretion, and for its protection, may require the written consent of all account owners prior to acting upon the instructions of any account owner. (bullet) If I am a U.S. Citizen or Resident Alien, as I have indicated above, I certify under penalties of perjury that (1) the Social Security or taxpayer identification number provided above is correct (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding for failure to report all dividend and interest income, or (c) I have been notified by the IRS that I am no longer subject to backup withholding. (Please cross out item 2 if it does not apply to you.)
(bullet) If I am a Non-Resident Alien, as I have indicated above, I certify under penalties of perjury that I am not a U.S. Citizen or Resident Alien, that the information entered above is correct, that if a reduced rate of tax or exemption from tax applies, I have complied with all requirements to qualify for the reduced tax, and I am an exempt foreign person under IRS regulations.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Signature of Owner            Signature of Joint Owner
        Date (month,day,year)         Date (month,day,year)
X____________________________ X______________________________
For trusts, all trustees must sign. Only the custodian should sign the application for custodial accounts.

Not authorized for distribution unless preceded or accompanied by a current profile or prospectus.

61605.001    Fidelity distributors Corporation   MFFK-APP-0998
                                                 1.706324.101



===================Front of Signature Card====================
SIGNATURE CARD FOR CHECKWRITING     ________________________
Please do not detach this card.

Checkwriting is available only for money market funds and certain bond funds. Checkwriting minimums vary and fees may apply. See prospectus for more information.
                             Please sign within the boxes
                             below using BLACK BALLPOINT INK.
Please use a pen and print
clearly in CAPITAL LETTERS.

Owner's Name
(first,MI,last):
____________________________ X________________________________
Joint Owner's Name
(first,MI,last):
____________________________ X________________________________
__Check here if more than one
  signature will be required
  on checks. If this box is
  not checked, only one
  signature will be required
  on checks.                                           8324100
==================Back of Signature Card======================
By signing this signature card on the reverse side, the signatory(ies) agree(s) to be subject to the terms and conditions, guidelines, and rules applicable to your account as now in effect and as amended from time to time, of the fund(s) and of UMB Bank, n.a.. ("the Bank"), as they pertain to the use of redemption checks; therefore, all registered owners must sign this signature card. All checks will require only one signature unless otherwise indicated on the face of this card. Each signatory guarantees the genuineness of the other's signature on this card.

The Bank is hereby appointed agent by the shareholders signing this card and, as such agent, is directed to request redemption of shares of such Fidelity fund(s) as designated by the shareholders from time to time, and as recorded on Fidelity's records, upon receipt of, and to the amount of, checks drawn upon this account(s). In so acting, the Bank shall be liable only for its own negligence. Shareholders will be subject the the Bank's rules, regulations and associated laws governing check collection, including the Uniform Commercial Code as enacted in the State of Missouri.

It is further agreed as follows:
1. All items, with exception of those drawn on Spartan (registered trademark) money market funds, Fidelity Daily Income Trust ("FDIT"), and Fidelity Municipal Money Market Fund, must be for a minimum of $500 (or such other minimum amounts as may from time to time be established upon prior written notice to the shareholders, including the accounts of Spartan money market funds, FDIT and Fidelity Municipal Money Market Fund), or they may be returned to shareholders marked "Refer to Maker."
2 This card supersedes any card already on file for the same T Master Account or fund or account number.
3. Refer to the fund prospectus for minimum check amounts and any applicable fees.
4. You may obtain a copy of the "Statement of Terms and Conditions" applicable to your account by calling Fidelity.